Compensation Plans (Range Of Exercise Price Of Stock Appreciation Rights) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended																										12 Months Ended
	Dec. 31, 2012 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2011 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2010 Canadian Dollar Denominated [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 10.00 to 19.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 20.00 to 29.99 [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Performance Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Performance Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Performance Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 30.00 to 39.99 [Member] Performance Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 40.00 to 49.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 40.00 to 49.99 [Member] Tandem Stock Appreciation Rights [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 40.00 to 49.99 [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 40.00 to 49.99 [Member] Stock Appreciation Rights (SARs) [Member] Cenovus [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 50.00 to 59.99 [Member] Tandem Stock Appreciation Rights [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated [Member] 50.00 to 59.99 [Member] Stock Appreciation Rights (SARs) [Member] CAD	Dec. 31, 2012 U.S. Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2011 U.S. Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2010 U.S. Dollar Denominated [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated [Member] 10.00 to 19.99 [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated [Member] 20.00 to 29.99 [Member] Stock Appreciation Rights (SARs) [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated [Member] 30.00 to 39.99 [Member] Stock Appreciation Rights (SARs) [Member] USD ($)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Range Limit																									10.00	20.00	20.00	20.00	20.00	20.00	20.00	20.00	20.00	30.00	30.00	30.00	30.00	30.00	30.00	30.00	30.00	40.00	40.00	40.00	40.00	50.00	50.00				$ 10.00	$ 20.00	$ 30.00
Exercise Price, Upper Range Limit																									19.99	29.99	29.99	29.99	29.99	29.99	29.99	29.99	29.99	39.99	39.99	39.99	39.99	39.99	39.99	39.99	39.99	49.99	49.99	49.99	49.99	59.99	59.99				$ 19.99	$ 29.99	$ 39.99
Outstanding Number	17,168	19,390	14,240	2,025	3,935	8,214	4,879	7,879	9,108	3,205	5,751	8,940	1,843	1,973	2,187	1,027	1,641	2,159	2,455	2,710	3,018	1,319	2,282	3,006	157	8,587	1,087	2,638	1,899	861	499	1,406	832	8,328	886	2,241	1,306	832	409	1,049	487	95	52	147	119	1	3	12,165	12,645	4,719	52	5,902	6,211
Weighted Average Remaining Contractual Life (years)	2 years 9 months			8 months 5 days			7 months 28 days			8 months 16 days			8 months 5 days			8 months 12 days			8 months 9 days			9 months			4 years 2 months 12 days	3 years 4 months 2 days	1 year 1 month 13 days	1 year 1 month 10 days	1 year 1 month 10 days	1 year 1 month 13 days	1 year 1 month 13 days	1 year 1 month 10 days	1 year 1 month 10 days	2 years 1 month 21 days	1 month 28 days	1 month 13 days	1 month 13 days	3 months 7 days	3 months 7 days	1 month 13 days	1 month 13 days	4 months 24 days	5 months 9 days	5 months 5 days	5 months 5 days	4 months 21 days	5 months 16 days	3 years 1 month 28 days			4 years 3 months 18 days	3 years 9 months 4 days	2 years 6 months 29 days
Outstanding, Weighted Average Exercise Price	27.84	28.79	30.89	29.75	29.49	27.81	32.44	31.50	31.46	29.00	28.60	28.49	33.79	33.81	33.86	31.25	30.73	30.67	32.20	32.07	32.01	28.74	28.88	28.96	19.71	22.93	26.28	29.04	26.27	28.98	26.35	29.04	26.27	32.85	33.26	36.44	32.96	36.43	33.68	36.44	32.96	44.65	42.70	46.80	43.48	50.39	50.17	$ 26.50	$ 26.78	$ 30.73	$ 19.10	$ 21.64	$ 31.18
Exercisable Number	8,133	6,259		2,025	3,203		4,879	6,449		3,205	4,319		1,843	1,581		1,027	1,256		2,455	1,965		1,319	1,537		6	3,338	1,087	2,638	1,899	861	499	1,406	832	4,693	886	2,241	1,306	832	409	1,049	487	95	52	147	119	1	3	4,685	1,246		3	1,746	2,936
Exercisable, Weighted Average Exercise Price	30.38	32.64		29.75	30.22		32.44	32.05		29.00	29.37		33.79	34.97		31.25	32.08		32.20	33.22		28.74	30.15		19.21	25.34	26.28	29.04	26.27	28.98	26.35	29.04	26.27	33.68	33.26	36.44	32.96	36.43	33.68	36.44	32.96	44.65	42.70	46.80	43.48	50.39	50.17	$ 27.75	$ 30.68		$ 18.88	$ 22.13	$ 31.10